Other accounts receivable	12 Months Ended
Dec. 31, 2020
Other accounts receivable [Abstract]
Other accounts receivable
8	Other accounts receivable

Other accounts receivable as of December 31, 2020 and 2019, are summarized as follows:

	2020	2019
Current
Recoverable taxes	$203,503	$306,327
Services for port, maritime and other operations	54,288	93,692
Employees	4,495	4,698
Insurance claims	818	773
Others	1,157	16,280
	264,261	421,770
Non-current
Value added tax recoverable (a)	238,000	-
	$502,261	$421,770

(a)	During the 2020, the VAT recovery processes have been affected by practices of the tax authorities to extend the recovery periods.